Distribution of the Bank's profit and Earnings per share - EPS Diluted (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Diluted earnings per share
Profit attributable to the Parent	$ 24,108	$ 20,801	$ 18,974
Weighted average number of shares outstanding	6,781,322,904	6,775,682,106	6,776,640,349
Dilutive effect of rights on shares	5,671,453	11,312,251	10,354,008
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (in pesos per share)	$ 3.55	$ 3.06	$ 2.80